Marketable securities and short-term investments - Summary of Short term Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
shortterm investments [Line Items]
Opening balance on January 1	$ 177,191	$ 0
Additions	111,612	177,816
Redemption	(78,011)	(1,053)
Fair value gains (losses)	(4,766)	428
Exchange differences	(1,981)	0
Closing balance on December 31	$ 204,045	$ 177,191